Intangible assets - Summary of impairment charges (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Impairment of intangible assets
Impairment charges	$ 55	$ 119
Carrying value	20,006	19,728	$ 20,947
Launched products
Impairment of intangible assets
Impairment charges	0	85
Products in development
Impairment of intangible assets
Impairment charges	$ 55	$ 34